Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current provision
Federal	$ 17,620	$ 11,796	$ 3,257
State	2,820	2,476	749
Foreign	729	105	105
Total current provision	21,169	14,377	4,111
Deferred
Federal	2,754	0	(991)
State	(4,433)	0	(142)
Foreign	(136)	0	0
Total deferred provision	(1,815)	0	(1,133)
Total provision for income taxes	$ 19,354	$ 14,377	$ 2,978